Imperial Fund I LLC ABS-15G/A

Exhibit 99.5

Data Compare Summary (Total)
Run Date - 9/22/2020 6:07:58 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	1	0.00%	457
Amortization Type	0	457	0.00%	457
Borrower First Name	0	456	0.00%	457
Borrower Last Name	0	457	0.00%	457
Borrower Qualifying FICO	0	281	0.00%	457
City	0	457	0.00%	457
Coborrower First Name	0	14	0.00%	457
Coborrower Last Name	0	14	0.00%	457
Coborrower Qualifying FICO	0	8	0.00%	457
Contract Sales Price	2	348	0.57%	457
Debt Service Coverage Ratio	10	53	18.87%	457
First Payment Date	0	457	0.00%	457
Interest Rate Initial Cap	1	211	0.47%	457
Interest Rate Life Cap	0	211	0.00%	457
Interest Rate Life Max	3	455	0.66%	457
Interest Rate Periodic Cap	1	211	0.47%	457
Investor: Qualifying Total Debt Ratio	50	455	10.99%	457
LTV Valuation Value	0	457	0.00%	457
Margin	0	212	0.00%	457
MERS Min Number	0	457	0.00%	457
Note Date	2	456	0.44%	457
Occupancy	0	457	0.00%	457
Original Interest Rate	1	457	0.22%	457
Original Loan Amount	0	457	0.00%	457
Original LTV	0	457	0.00%	457
Original P&I	0	457	0.00%	457
Origination Company Name	0	277	0.00%	457
Prepayment Penalty Period (months)	0	253	0.00%	457
Property Type	32	457	7.00%	457
Purpose	0	457	0.00%	457
Refi Purpose	9	186	4.84%	457
Representative FICO	7	456	1.54%	457
State	0	457	0.00%	457
Street	2	457	0.44%	457
Total Income	10	455	2.20%	457
Zip	0	457	0.00%	457
Total	130	12,325	0.00%	457